Income Taxes (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income or loss before income tax
Three Months Ended March 31, 2022
Switzerland	$(15,911,398)
Foreign	38,588
Total	$(15,872,810)

For the period from March 10, 2021 (Inception) to December 31, 2021
Switzerland	$(53,663,726)
Foreign	24,866
Total	$(53,638,860)

Schedule of income tax rate to loss before income taxes
Three Months Ended March 31, 2022
Statutory income tax rate	11.9%
Change in valuation allowance	(11.9)%
Effective income tax rate	—%

For the period from March 10, 2021 (Inception) to December 31, 2021
Statutory income tax rate	11.9%
Non-deductible expense	(10.9)%
Change in valuation allowance	(1.0)%
Other	0.0%
Effective income tax rate	0.0%

Schedule of deferred tax assets liabilities
	March 31, 2022	December 31, 2021
Intangible assets	$2,963,340	$2,963,340
Defined benefit plan	17,634	8,497
Net operating loss carry forward	4,751,048	2,873,281
Total deferred tax assets (gross)	7,732,023	5,845,118
Valuation allowance	(7,732,023)	(5,845,118)
Total deferred tax asset (net)	$—	$—

December 31, 2021
Intangible assets	$2,963,340
Defined benefit plan	8,497
Net operating loss carry forward	2,873,281
Total deferred tax assets (gross)	5,845,118
Valuation allowance	(5,845,118)
Total deferred tax asset (net)	$—